Related Party Balances and Transactions (Schedule Of Transaction With Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Revenues	$ 77	$ 47	$ 394
Cost of revenues	295	345	1,125
Research and development expenses [Member]
Related Party Transaction [Line Items]
Expenses	3	115	608
Sales and marketing expenses [Member]
Related Party Transaction [Line Items]
Expenses	252	284	617
General and administrative expenses [Member]
Related Party Transaction [Line Items]
Expenses	495	1,040	1,527
Purchase of property and equipment [Member]
Related Party Transaction [Line Items]
Expenses	$ 37	$ 180	$ 175